RELATED PARTIES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Interest and other financial charges – net	$ 14	$ 21	$ 98	$ 151	$ 172
Inflation reduction act, advanced manufacturing tax credit	23	26	183
Sales	7,260	6,822	33,239	29,654	33,006
Related party transaction amounts sold					2,391
Related party transaction amounts received					3,535
Aero Alliance
Related Party Transaction [Line Items]
Purchases of products and services	151	118	656	521	69
Related party transaction centralized services
Related Party Transaction [Line Items]
Related party transaction, amount	0	19	67	70	103
Information technology, finance, insurance and other services
Related Party Transaction [Line Items]
Related party transaction, amount	100	184	711	772	847
Employee medical insurance
Related Party Transaction [Line Items]
Related party transaction, amount	30	28	133	114	123
Tax credit reimbursement
Related Party Transaction [Line Items]
Related party transaction, amount	249		183
Interest and finance charge
Related Party Transaction [Line Items]
Interest expense					30
Related party
Related Party Transaction [Line Items]
Compensation expense	34	33	118	123	139
Interest and other financial charges – net	7	9	35	46	52
Accounts payable and equipment project payables	217		532	575
Sales	4	$ 21	168	810	1,898
Related party | Aero Alliance
Related Party Transaction [Line Items]
Accounts payable and equipment project payables	56		$ 34	59
Related party | Prolec GE
Related Party Transaction [Line Items]
Note receivable, maximum committed amount	$ 300
Affiliated Entity | Related party transaction centralized services
Related Party Transaction [Line Items]
Related party transaction, amount				$ 64	$ 83